Earnings Per Common Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Common Share
20. Earnings Per Common Share
The following table presents the weighted average shares used in calculating basic earnings per common share and those used in calculating diluted earnings per common share for each income category presented below:

	Years Ended December 31,
	2016	2015	2014
	(In millions, except per share data)
Weighted Average Shares:
Weighted average common stock outstanding for basic earnings per common share	1,100.5	1,117.8	1,128.7
Incremental common shares from assumed:
Stock purchase contracts underlying common equity units (1)	—	—	2.9
Exercise or issuance of stock-based awards	8.0	10.5	10.9
Weighted average common stock outstanding for diluted earnings per common share	1,108.5	1,128.3	1,142.5
Income (Loss) from Continuing Operations:
Income (loss) from continuing operations, net of income tax	$3,474	$4,008	$4,947
Less: Income (loss) from continuing operations, net of income tax, attributable to noncontrolling interests	4	12	27
Less: Preferred stock dividends	103	116	122
Preferred stock repurchase premium	—	42	—
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$3,367	$3,838	$4,798
Basic	$3.06	$3.43	$4.25
Diluted	$3.04	$3.40	$4.20
Income (Loss) from Discontinued Operations:
Income (loss) from discontinued operations, net of income tax	$(2,670)	$1,314	$1,389
Less: Income (loss) from discontinued operations, net of income tax, attributable to noncontrolling interests	—	—	—
Income (loss) from discontinued operations, net of income tax, available to MetLife, Inc.’s common shareholders	$(2,670)	$1,314	$1,389
Basic	$(2.43)	$1.18	$1.23
Diluted	$(2.41)	$1.17	$1.22
Net Income (Loss):
Net income (loss)	$804	$5,322	$6,336
Less: Net income (loss) attributable to noncontrolling interests	4	12	27
Less: Preferred stock dividends	103	116	122
Preferred stock repurchase premium	—	42	—
Net income (loss) available to MetLife, Inc.’s common shareholders	$697	$5,152	$6,187
Basic	$0.63	$4.61	$5.48
Diluted	$0.63	$4.57	$5.42
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(1)	See Note 15 for a description of the Company’s common equity units.